Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,442	$ 5,430
Less: Allowance for credit losses	(652,354)	(663,748)
Account Receivable, Net	1,647,011	1,552,525
Accounts receivable from third parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	2,297,923	2,210,843
Accounts receivable from related parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,442	$ 5,430